Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 28, 2013
Accounting Policies [Abstract]
Schedule of Inventory, Current
The following table reflects the major components of inventory at September 28, 2013, and September 29, 2012:

		in millions
	2013	2012
Processed products:
Weighted-average method – chicken, prepared foods and international	$799	$754
First-in, first-out method – beef and pork	624	611
Livestock – first-in, first-out method	1,002	952
Supplies and other – weighted-average method	392	492
Total inventory	$2,817	$2,809

Schedule of Class A Stock Repurchases
A summary of cumulative share repurchases of our Class A Stock is as follows:

					in millions
	September 28, 2013		September 29, 2012		October 1, 2011
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares repurchased:
Under share repurchase program	21.1	$550	12.5	$230	9.7	$170
To fund certain obligations under equity compensation plans	2.8	64	1.8	34	2.0	37
Total share repurchases	23.9	$614	14.3	$264	11.7	$207